Submission	Oct. 30, 2024
Submission [Line Items]
Central Index Key	0001588978
Registrant Name	PROCEPT BioRobotics Corp
Registration File Number	333-273569
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES